Shareholders' equity - Summary of Information Related to Stock Options (Details)	12 Months Ended
	Dec. 31, 2022 $ / shares	Dec. 31, 2021 $ / shares	Dec. 31, 2020 $ / shares
Statement Line Items [Line Items]
Number of share options outstanding (in options)	3,770,072	3,223,475	3,335,399
Weighted Average remaining contractual life (years)	5 years 9 months
Weighted average exercise price (in CAD per share)	$ 8.37	$ 9.23	$ 7.97
Number of options outstanding (in options)	1,670,056	1,615,829
Weighted Average remaining contractual life (years)	3 years 8 months 8 days
Weighted average exercise price (in CAD per share)	$ 8.45	$ 7.37
Range 1
Statement Line Items [Line Items]
Number of share options outstanding (in options)	661,980
Weighted Average remaining contractual life (years)	3 years 1 month 6 days
Weighted average exercise price (in CAD per share)	$ 6.53
Number of options outstanding (in options)	661,980
Weighted Average remaining contractual life (years)	3 years 1 month 6 days
Weighted average exercise price (in CAD per share)	$ 6.53
Range 1 | Bottom of range
Statement Line Items [Line Items]
Weighted average exercise price (in CAD per share)	6.05
Range 1 | Top of range
Statement Line Items [Line Items]
Weighted average exercise price (in CAD per share)	$ 6.75
Range 2
Statement Line Items [Line Items]
Number of share options outstanding (in options)	329,429
Weighted Average remaining contractual life (years)	3 years 2 months 4 days
Weighted average exercise price (in CAD per share)	$ 6.77
Number of options outstanding (in options)	329,429
Weighted Average remaining contractual life (years)	3 years 2 months 4 days
Weighted average exercise price (in CAD per share)	$ 6.77
Range 2 | Bottom of range
Statement Line Items [Line Items]
Weighted average exercise price (in CAD per share)	6.76
Range 2 | Top of range
Statement Line Items [Line Items]
Weighted average exercise price (in CAD per share)	$ 6.86
Range 3
Statement Line Items [Line Items]
Number of share options outstanding (in options)	1,561,466
Weighted Average remaining contractual life (years)	7 years 10 months 17 days
Weighted average exercise price (in CAD per share)	$ 6.94
Number of options outstanding (in options)	0
Range 3 | Bottom of range
Statement Line Items [Line Items]
Weighted average exercise price (in CAD per share)	$ 6.87
Range 3 | Top of range
Statement Line Items [Line Items]
Weighted average exercise price (in CAD per share)	$ 7.05
Range 4
Statement Line Items [Line Items]
Number of share options outstanding (in options)	752,588
Weighted Average remaining contractual life (years)	5 years 14 days
Weighted average exercise price (in CAD per share)	$ 11.04
Number of options outstanding (in options)	368,913
Weighted Average remaining contractual life (years)	3 years 9 months 21 days
Weighted average exercise price (in CAD per share)	$ 9.92
Range 4 | Bottom of range
Statement Line Items [Line Items]
Weighted average exercise price (in CAD per share)	7.06
Range 4 | Top of range
Statement Line Items [Line Items]
Weighted average exercise price (in CAD per share)	$ 12.37
Range 5
Statement Line Items [Line Items]
Number of share options outstanding (in options)	464,609
Weighted Average remaining contractual life (years)	5 years 4 months 13 days
Weighted average exercise price (in CAD per share)	$ 12.57
Number of options outstanding (in options)	309,734
Weighted Average remaining contractual life (years)	5 years 4 months 13 days
Weighted average exercise price (in CAD per share)	$ 12.57
Range 5 | Bottom of range
Statement Line Items [Line Items]
Weighted average exercise price (in CAD per share)	12.38
Range 5 | Top of range
Statement Line Items [Line Items]
Weighted average exercise price (in CAD per share)	$ 17.98